REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements Tables [Abstract]
Regulatory Capital Requirements Tables [Text Block]

The actual capital amounts and ratios (based on IFRS figures) for the Group are presented in the table below:
			For Capital
			Adequacy Purposes
	Actual		Minimum Required
	Amount	Ratio	Amount	Ratio
	(EUR in thousands)		(EUR in thousands)
As of December 31, 2011:
Total Capital	(1,664,113)	-2.6%	(5,139,827)	8.0%
(to Risk-Weighted Assets)
Tier I Capital	(2,367,343)	-3.7%	(3,212,392)	5.0%
(to Risk-Weighted Assets)
As of December 31, 2010:
Total Capital	9,311,414	13.7%	5,455,878	8.0%
(to Risk-Weighted Assets)
Tier I Capital	8,958,703	13.1%	3,409,922	5.0%
(to Risk-Weighted Assets)
As of December 31, 2009:
Total Capital	7,590,412	11.3%	5,392,548	8.0%
(to Risk-Weighted Assets)
Tier I Capital	7,590,412	11.3%	3,370,343	5.0%
(to Risk-Weighted Assets)